Consolidated Statements Of Cash Flows (USD $) In Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income	$ 60.0	$ 103.1	$ 206.1	$ 205.0	$ 189.4
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	40.6	43.4	84.2	92.9	99.1
Amortization of discount on convertible notes	7.9	7.3	15.0	13.8	5.0
Impairment of long-lived assets	1.0	0.7	4.0	1.5	2.8
Stock-based compensation	2.9	7.5	9.9	12.1	12.8
Deferred income taxes			12.0	7.6	11.7
Other non-cash items	5.7	8.0	12.7	0.8	18.7
Changes in operating assets and liabilities:
Accounts and notes receivable	99.5	11.0	(39.9)	(79.6)	15.2
Inventories	(2.1)	38.6	(60.4)	(34.7)	93.6
Other current assets	6.3	(4.2)	(3.6)	(2.8)	(8.7)
Accounts payable, accrued expenses, income taxes payable and other	(120.3)	(173.4)	(85.0)	29.2	(165.0)
Net cash provided by operating activities	101.5	42.0	155.0	245.8	274.6
Cash flows from investing activities:
Additions to property, plant and equipment	(41.5)	(25.7)	(80.1)	(81.0)	(85.6)
Proceeds from sale of property, plant and equipment		0.1
Acquisition of Mexican subsidiary, net of cash acquired				(0.2)	(42.0)
Other investing activities			0.1	0.4	3.3
Net cash used in investing activities	(41.5)	(25.6)	(80.0)	(80.8)	(124.3)
Cash flows from financing activities:
Issuance of long-term notes	322.5
Long-term notes issuance costs	(6.2)				(9.4)
Repayments of borrowings	(306.8)			(43.2)	(5.0)
Issuance of convertible notes					375.0
Purchases of treasury stock	(101.4)		(398.8)		(111.3)
Payments of dividends			(26.5)	(31.3)	(31.3)
Changes in cash overdrafts	12.6	5.2	7.5	2.2	(16.8)
Proceeds from exercise of stock options	2.1	1.3	4.0	0.7
Purchase of convertible notes hedges					(86.3)
Sale of common stock warrants					39.9
Net cash (used in) provided by financing activities	(77.2)	6.5	(413.8)	(71.6)	154.8
Net (decrease) increase in cash and cash equivalents	(17.2)	22.9	(338.8)	93.4	305.1
Cash and cash equivalents, beginning of period	569.4	908.2	908.2	814.8	509.7
Cash and cash equivalents, end of period	552.2	931.1	569.4	908.2	814.8
Supplemental cash flow information:
Interest paid			26.6	30.3	26.5
Income taxes paid			$ 136.7	$ 122.4	$ 123.2